Fees Summary	Sep. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,184,000
Previously Paid Amount	0.00
Total Fee Amount	181.27
Total Offset Amount	0.00
Net Fee	181.27
Narrative - Max Aggregate Offering Price	$ 1,184,000
Final Prospectus	true